RBC Small Cap Core Fund
RBC Small Cap Core Fund
Investment Objective
The Fund seeks long-term growth of capital.
Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the RBC Funds. More information about these and other discounts is available from your financial professional and under the subheading “Reducing the Initial Sales Charge on Purchases of Class A Shares” on page 61 of this Prospectus.
Shareholder Fees  (fees paid directly from your investment)
Shareholder Fees - RBC Small Cap Core Fund	Class A		Class I	Class R6
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	5.75%		none	none
Maximum Deferred Sales Charge (Load) (as a % of offering or sales price, whichever is less)	none	[1]	none	none
Redemption Fee (as a % of amount redeemed or exchanged within 30 days after the date of purchase)	2.00%		2.00%	none
[1]	A 1.00% CDSC is imposed on redemptions of Class A shares made within 12 months of a purchase of $1 million or more of Class A shares on which no front-end sales charge was paid.

Annual Fund Operating Expenses  <br/>(expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - RBC Small Cap Core Fund		Class A	Class I	Class R6
Management Fees		0.85%	0.85%	0.85%
Distribution and Service (12b-1) Fees		0.25%	none	none
Other Expenses		0.27%	0.20%	0.45%
Total Annual Fund Operating Expenses		1.37%	1.05%	1.30%
Fee Waiver and/or Expense Reimbursement	[1]	(0.22%)	(0.15%)	(0.43%)
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement		1.15%	0.90%	0.87%
[1]	The Advisor has contractually agreed to waive fees and/or pay operating expenses in order to limit the Fund’s total expenses (excluding brokerage and other investment-related costs, interest, taxes, dues, fees and other charges of governments and their agencies, extraordinary expenses such as litigation and indemnification, other expenses not incurred in the ordinary course of the Fund’s business and acquired fund fees and expenses) to 1.15% of the Fund’s average daily net assets for Class A shares, 0.90% for Class I shares and 0.87% for Class R6 shares. This expense limitation agreement is in place until January 31, 2020 and may not be terminated by the Advisor prior to that date. The expense limitation agreement may be revised or terminated by the Fund’s board of trustees if the board consents to a revision or termination as being in the best interests of the Fund. The Advisor is entitled to recoup from the Fund or class the fees and/or operating expenses waived or reimbursed during any of the previous 12 months, provided the Fund is able to do so and remain in compliance with the expense limitation in place at the time the fees were waived or expenses paid. The Fund may not, however, recapture prior year expenses incurred under previous expense cap arrangements solely because of an increase in the current year’s expense cap.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The costs for the Fund reflect the net expenses of the Fund that result from the contractual expense limitation in the first year only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example - RBC Small Cap Core Fund - USD ($)	Class A	Class I	Class R6
One Year	$ 685	$ 92	$ 89
Three Years	963	319	370
Five Years	1,262	565	672
Ten Years	$ 2,109	$ 1,269	$ 1,530

Portfolio Turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 24% of the average value of its portfolio.
Principal Investment Strategies
The Fund normally invests at least 80% of its assets in common stocks of small companies. The Fund currently considers “small companies” to be those within the market capitalization range of the Russell 2000® Index at the time of initial purchase by the Fund. As of December 31, 2018, the market capitalization range of the Russell 2000® Index was approximately $7.9 million to $20.4 billion.

The Fund seeks to provide long-term growth of capital while taking a low risk approach to small company investing. The Fund selects stocks of companies that are selling at prices the Advisor believes are attractive in relation to the companies’ fundamental financial characteristics and business prospects. The Advisor uses a bottom-up approach to select stocks for the Fund’s portfolio with a focus on companies’ competitive positions, strong balance sheets, and profit margin improvement potential. The Advisor believes that portfolios of smaller companies with low valuations, long-term attractive business fundamentals, and near-term profitability improvement potential should produce strong absolute and risk-adjusted returns over time.
Principal Risks
The value of your investment in the Fund will change daily, which means that you could lose money. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any other government agency. By itself, the Fund is not a balanced investment program. There is no guarantee that the Fund will meet its goal. The principal risks of investing in the Fund include:

Equity Market Risk.    Equity securities represent an ownership interest, or the right to acquire an ownership interest, in an issuer. The values of equity securities, such as common stocks and preferred stocks, may decline due to general market conditions which are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally.

Small and Micro Company Risk.    Stocks of smaller and less seasoned companies involve greater risks than those of larger companies. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Smaller companies may be more sensitive to changes in the economy overall. Historically, small company stocks have been more volatile than those of larger companies. As a result, a Fund’s net asset value may be subject to rapid and substantial changes. Small company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of stock of a smaller company, the Fund may have to sell at a lower price than the Advisor might prefer, or it may have to sell in small quantities over a period of time. Small company risk can be intensified when investing in micro-cap companies. The prices of micro-cap stocks are generally more volatile and their markets are less liquid relative to larger companies. An investment in the Fund may involve considerably more risk of loss and its returns may differ significantly from funds investing in larger companies.

Market Risk.    The markets in which the Fund invests may go down in value, sometimes sharply and unpredictably. The success of the Fund’s investment program may be affected by general economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, changes in laws, and national and international political circumstances. Unexpected volatility or illiquidity could impair the Fund’s profitability or result in losses. A Fund’s investments may be overweighted from time to time in one or more sectors, which will increase the Fund’s exposure to risk of loss from adverse developments affecting those sectors.

Active Management Risk. The Fund is actively managed and its performance therefore will reflect in part the Advisor’s ability to make investment decisions that are suited to achieve the Fund’s investment objective.
Performance Information
The bar chart and performance table provide an indication of the risks of an investment in the Fund by showing changes in performance from year to year and by showing how the Fund’s average annual total returns (before and after taxes) compare with those of a broad-based securities index. The returns of Class A and Class R6 shares may be different than the returns of Class I shares shown in the bar chart and performance table because expenses of the classes differ. The bar chart shows the Fund’s performance for the past ten calendar years. Past performance (before and after taxes) does not indicate how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.rbcgam.us or by calling 1-800-422-2766.
RBC Small Cap Core Fund – Class I <br/>Annual Total Returns

During the periods shown in the chart for the RBC Small Cap Core Fund – Class I:
	Quarter	Year	Returns
Best quarter:	Q2	2009	28.47%
Worst quarter:	Q4	2018	(26.22)%

Performance Table

The table below shows before and after-tax returns for Class I shares only. Before-tax returns for Class A shares assume applicable maximum sales charges. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements, such as qualified retirement plans. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax benefit for any loss incurred on the sale of the shares. Class I shares were previously designated Class S shares prior to November 27, 2012. The inception date of the Fund (Class S) is August 5, 1991. Performance shown for periods prior to the inception date of Class A (April 19, 2004) and Class R6 (November 21, 2016) is based on the performance of Class S shares, adjusted to reflect the fees and expenses and any applicable sales charges of the applicable class.
Average Annual Total Returns (for the periods ended December 31, 2018)
Average Annual Total Returns - RBC Small Cap Core Fund	Past Year	Past 5 Years	Past 10 Years	Since Inception	Inception Date
Class I	(25.54%)	0.27%	10.91%	9.27%	Aug. 05, 1991
Class I | After Taxes on Distributions	(27.85%)	(0.73%)	10.06%	8.01%	Aug. 05, 1991
Class I | After Taxes on Distributions and Sale of Shares	(13.52%)	0.23%	9.10%	7.82%	Aug. 05, 1991
Class A	(30.00%)	(1.16%)	9.98%	8.88%	Apr. 19, 2004
Class R6	(25.64%)	0.27%	11.03%	9.66%	Nov. 21, 2016
Russell 2000® Index (reflects no deduction for fees, expenses or taxes; inception calculated from July 31, 1991)	(11.01%)	4.41%	11.97%	9.27%	Jul. 31, 1991